Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Debt

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Financier / Vessel(s)	December 31,
	2023	2024
Total long-term debt:
Cargill Facility (M/T Eco Marina Del Rey)	23,094	-
1st CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	98,552	120,764
1st AVIC Facility (M/T Eco Oceano CA)	42,777	40,066
2nd AVIC Facility (M/T Eco West Coast)	40,817	38,617
Huarong Facility (M/T Eco Malibu)	41,000	38,800
2nd CMBFL Facility (M/T Eco Marina Del Rey)	-	27,000
Total long-term debt	246,240	265,247
Less: Deferred finance fees	(4,279)	(5,989)
Less: Debt discount relating to Vessel fair value participation liability	(1,463)	-
Total long-term debt net of deferred finance fees and debt discounts	240,498	259,258

Presented:
Current portion of long-term debt	12,418	14,202
Long-term debt	228,080	245,056

Annual Principal Payments

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2024 on its debt obligations, are as follows:

Years
December 31, 2025	15,120
December 31, 2026	15,568
December 31, 2027	16,049
December 31, 2028	16,586
December 31, 2029 and thereafter	201,924
Total	265,247